Subsequent events - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 08, 2023	Dec. 31, 2023	Jan. 22, 2024	Mar. 31, 2023
Subsequent Event [Line Items]
Consideration paid on acquisition	$ 550,000	$ 550,000
ADR [Member] | Underwriter Agreement [Member]
Subsequent Event [Line Items]
Class of warrant or right, number of securities called by warrants or rights				33,435
Subsequent Event [Member] | ADR [Member] | Underwriter Agreement [Member]
Subsequent Event [Line Items]
Class of warrant or right, number of securities called by warrants or rights			7,921